REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
Financial Information Affected by Revisions and Change in Accounting Principle

	December 31, 2021
	As Previously Reported	ASU 2018-12 Impact	As Adjusted	Impact of Revisions	As Revised
	(in millions)
Balance Sheets:
Amounts due from reinsurers	$1,136	$(6)	$1,130	$—	$1,130
Current and deferred income taxes	15	14	29	2	31
Purchased market risk benefits	—	16	16	—	16
Other assets	57	—	57	(11)	46
Separate Accounts assets	3,394	—	3,394	—	3,394
Total Assets	$8,235	$59	$8,294	$(9)	$8,285
Policyholders’ account balances	$3,504	$(1)	$3,503	—	$3,503
Liability for market risk benefits	—	16	16	—	16
Future policy benefits and other policyholders’ liabilities	470	96	566	—	566
Total Liabilities	7,527	111	7,638	—	7,638
Additional paid-in capital	679	—	679	1	680
Accumulated deficit	(60)	(64)	(124)	(10)	(134)
Accumulated other comprehensive income (loss)	86	12	98	—	98
Total Equity	708	(52)	656	(9)	647
Total Liabilities and Equity	$8,235	$59	$8,294	$(9)	$8,285

	Year Ended December 31, 2021					Year Ended December 31, 2020
	As Previously Reported	ASU 2018-12 Impact	As Adjusted	Impact of Revisions	As Revised	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Statements of Income (Loss)
Net investment income (loss)	$90	$5	$95	$(7)	$88	$83	$3	$86
Total revenues	535	(71)	464	(3)	461	443	3	446

Benefits and other deductions
Compensation and benefits	35	—	35	1	36	35	—	35
Other operating costs and expenses	96	—	96	6	102	83	4	87
Total benefits and deductions	553	10	563	7	570	481	4	485
Income (loss) from continuing operations, before income taxes	(18)	(81)	(99)	(10)	(109)	(38)	(1)	(39)
Income tax (expense) benefit from continuing operations	5	17	22	2	24	29	—	29
Net income (loss)	$(13)	$(64)	$(78)	$(7)	$(85)	$(9)	$(1)	$(10)

	Year Ended December 31,
	2021					2020
	As Previously Reported	ASU 2018-12 Impact	As Adjusted	Impact of Revisions	As Revised	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Statements of Comprehensive Income (Loss)
Net income (loss)	$(13)	$(64)	$(78)	$(7)	$(85)	$(9)	$(1)	$(10)
Change in unrealized gains (losses), net of reclassification adjustment	(52)	(45)	(97)	2	(95)	90	(2)	88
Other comprehensive income	(52)	(45)	(97)	2	(95)	90	(2)	88
Comprehensive income (loss)	$(65)	$(110)	$(175)	$(5)	$(180)	$81	$(3)	$78

	Year Ended December 31,
	2021							2020
Statements of Equity:	As Previously Reported	ASU 2018-12 Impact		As Adjusted		Impact of Revision	As Revised	As Previously Reported	Impact of Revision	As Revised
	(in millions)
Other	$(2)	$—		$(2)		$1	$(1)	$4	$—	$4
Additional paid-in capital, end of year	679	—		679		1	680	692	—	692
		—
Accumulated Deficit, beginning of year	(47)	—		(47)		(3)	(50)	(38)	(2)	(40)
Net income (loss)	(13)	(64)		(78)		(7)	(85)	(9)	(1)	(10)
Accumulated Deficit, end of year	(60)	(64)	—	(124)	—	(10)	(134)	(47)	(3)	(50)

Accumulated other comprehensive income (loss), beginning of year	138	—		138		(2)	136	48	—	48
Other comprehensive income (loss)	(52)	(45)		(97)		2	(95)	90	(2)	88
Accumulated other comprehensive income (loss), end of year	86	12		98		—	98	138	(2)	136
Total equity, end of year	$708	$(52)		$656		$(9)	$647	$786	$(5)	$781

	Year Ended December 31,
	2021					2020
	As Reported	ASU 2018-12 Impact	As Adjusted	Impact of Revision	As Revised	As Reported	Impact of Revision	As Revised
	(in millions)
Statements of Cash Flows:
Cash flow from operating activities:
Net income (loss)	$(13)	$(64)	$(78)	$(7)	$(85)	$(9)	$(1)	$(10)
Reinsurance recoverable	19	(9)	10	(139)	(129)	19	(127)	(108)
Future policy benefits	20	26	46	4	50	34	(17)	17
Current and deferred income taxes	25	(16)	9	(2)	7	(28)	—	(28)
Other, net	(13)	(1)	(15)	9	(5)	(10)	1	(9)
Net cash provided by (used in) operating activities	(250)	—	(250)	(135)	(385)	(205)	(144)	(349)
Cash flows from financing activities:
Policyholders’ account balances:
Deposits	776	—	776	(139)	637	712	(135)	577
Withdrawals	(364)	—	(364)	274	(90)	(357)	279	(78)
Net cash provided by (used in) financing activities	$415	$—	$415	$135	$550	$667	$144	$811